Corporate debt, Breakdown of corporate debt (Details) $ in Thousands, € in Millions	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 24, 2023 USD ($)	Feb. 24, 2023 EUR (€)
Corporate debt [Abstract]
Non-current	$ 1,002,727	$ 1,050,816
Current	201,889	34,022
Total Corporate Debt	$ 1,204,616	$ 1,084,838	$ 7,800	€ 7